WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 1997 (unaudited)
--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

MUNICIPAL                          PRINCIPAL
OBLIGATIONS -- 96.8%                 AMOUNT        VALUE
                                   ----------   -----------
ALASKA -- 4.6%

  City of Valdez, Alaska Marine
    Terminal CP (ARCO Project)
    3.750%, 08/15/97.............  $1,000,000   $ 1,000,000
                                                -----------
DELAWARE -- 4.6%

  Delaware State Refunding GO
    Ser. A 5.600%, 08/15/97......   1,000,000     1,005,905
                                                -----------

FLORIDA -- 4.6%

  University of North Florida
    (LOC: First Union National
    Bank of North Carolina) VRDN
    4.600%`D'`DD'................   1,000,000     1,000,000
                                                -----------

ILLINOIS -- 19.2%

  Chicago, IL O'Hare
    International Airport (LOC:
    Societe Generale) VRDN
    4.500%`D'....................   1,000,000     1,000,000

  City of Chicago Multi-Family
    Housing (Waveland Association
    Project) (LOC: Swiss Bank)
    VRDN 4.500%`D'...............   1,200,000     1,200,000

  Illinois Health Facilities
    Authority (Northwest
    Community Hospital) (LOC:
    Harris Trust & Savings Bank)
    VRDN 4.550%`D'...............   1,000,000     1,000,000

  Southwestern Illinois IDA SWDR
    (Wood River Project) Ser. E
    (LOC: Shell Oil) VRDN
    4.100%`D'`DD'................   1,000,000     1,000,000
                                                -----------
                                                  4,200,000
                                                -----------
MASSACHUSETTS -- 4.6%

  Massachusetts Water Resource CP
    4.050%, 05/21/97.............   1,000,000     1,000,000
                                                -----------

MICHIGAN -- 8.2%

  Detroit, MI Water Supply System
    (FGIC) VRDN 4.500%`D'........     800,000       800,000

  Michigan State HDA (Harbortown,
    Ltd.) Ser. 91 (LOC: Bankers
    Trust) VRDN 4.625%`D'........   1,000,000     1,000,000
                                                -----------
                                                  1,800,000
                                                -----------
MISSISSIPPI -- 4.6%

  Jackson County, MS IDA Sewer
    Facilities Revenue (Chevron
    U.S.A., Inc. Project) (LOC:
    Chevron Corp.) VRDN
    4.100%`D'`DD'................   1,000,000     1,000,000
                                                -----------

NEBRASKA -- 5.5%

  Nebraska Higher Education Loan
    Program (LOC: SLMA expires
    06/23/97) VRDN
    4.600%`D'`DD'................   1,200,000     1,200,000
                                                -----------

                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   ----------   -----------
NEW MEXICO -- 3.2%

  Farmington, NM PCR Ser. 1997C
    (San Juan Basin Project)
    (LOC: Morgan Guaranty Trust)
    VRDN 4.500%`D'...............  $  700,000   $   700,000
                                                -----------
NEW YORK -- 8.3%

  New York City Municipal Water
    Finance Authority Ser. 5A CP
    (LOC: Landesbank Bayerische,
    Westdeutsche)3.750%,
    07/31/97.....................     500,000       500,000

  New York City, NY Municipal
    Water 7.800%, 06/15/97.......     900,000       922,076

  New York, NY RANS Ser. B (LOC:
    Canadian Imperial Bank of
    Commerce, Bank of Nova
    Scotia, Commerzbank AG)
    4.500%, 06/30/97.............     400,000       400,515
                                                -----------
                                                  1,822,591
                                                -----------
PENNSYLVANIA -- 4.6%

  Emmaus, PA General Authority of
    Pennsylvania Subser. G-8
    (LOC: Canadian Imperial Bank
    of Commerce) VRDN
    4.550%`D'....................   1,000,000     1,000,000
                                                -----------
PUERTO RICO -- 4.6%

  Government Development Bank of
    Puerto Rico CP 3.400%,
    05/15/97.....................   1,000,000     1,000,000
                                                -----------
RHODE ISLAND -- 4.6%

  Rhode Island State TANS (LOC:
    Union Bank of Switzerland)
    4.500%, 06/30/97.............   1,000,000     1,001,439
                                                -----------
SOUTH CAROLINA -- 4.6%

  Berkeley County, SC IDR (LOC:
    Nucor Corp.) VRDN
    4.600%`D'`DD'................   1,000,000     1,000,000
                                                -----------
TEXAS -- 6.4%

  Harris County, TX Health
    Facilities Development Corp.
    (LOC: Texas Commerce Bank)
    VRDN 4.100%`D'...............   1,000,000     1,000,000

  Hunt County, TX Health
    Facilities Development Corp.
    (LOC: Morgan Guaranty Trust)
    VRDN 4.500%`D'...............     400,000       400,000
                                                -----------
                                                  1,400,000
                                                -----------
WASHINGTON -- 4.6%

  Washington State Public Power
    Supply System (Nuclear
    Project No. 3) Ser. 1993-3A2
    (LOC: Bank of America) VRDN
    4.500%`D'....................   1,000,000     1,000,000
                                                -----------
  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $21,129,935).............    21,129,935
                                                -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

REPURCHASE                         PRINCIPAL
AGREEMENTS -- 2.8%                   AMOUNT        VALUE
                                   ----------   -----------
  Salomon Brothers/Chase
    Manhattan Bank 5.250%, dated
    04/30/97 due 05/01/97 in the
    amount of $603,000 (amortized
    cost $603,000; fully
    collateralized by U.S.
    Treasury Notes 7.250%,
    08/15/04, value $615,530)....  $  603,000   $   603,000
                                                -----------
 TOTAL INVESTMENTS -- 99.6%
  (amortized cost $21,732,935)...............    21,732,935
                                                -----------
                                                   VALUE
                                                -----------
  CASH AND OTHER ASSETS
    NET OF LIABILITIES -- 0.4%...............   $    91,438
                                                -----------

  NET ASSETS -- 100.0%.......................   $21,824,373
                                                -----------
                                                -----------

`D' Variable Rate Demand Notes. Rate shown is rate in effect at April 30, 1997. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

`DD' Subject to Alternative Minimum Tax.

--------------------------------------------------------------------------------

ABBREVIATIONS USED IN THE PORTFOLIO

CP     Commercial Paper
FGIC   Financial Guaranty Insurance Corporation
GO     General Obligation
HDA    Housing Development Authority
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bond
LOC    Letter of Credit
PCR    Pollution Control Revenue Bond
RANS   Revenue Anticipation Notes
SLMA   Student Loan Marketing Association
SWDR   Solid Waste Disposal Revenue
TANS   Tax Anticipation Notes
VRDN   Variable Rate Demand Note


See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 1997 (unaudited)
--------------------------------------------------------------------------------
WINTHROP U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT
OBLIGATIONS -- 4.8%                PRINCIPAL
  (amortized cost $1,041,685)        AMOUNT        VALUE
                                   ----------   -----------
U.S. Treasury Bills
  5.680%, 04/02/98...............  $1,100,000   $ 1,041,685
                                                -----------
U.S. GOVERNMENT
AGENCIES -- 87.0%
Federal Farm Credit Bureau
  Discount Notes
  5.470%, 06/06/97...............   3,000,000     2,982,223
  5.280%, 06/09/97...............     435,000       432,512
  5.520%, 07/02/97...............     690,000       683,440
Federal Home Loan Mortgage Corp.
  Discount Notes
  5.285%, 05/23/97...............   3,000,000     2,990,311
  5.270%, 05/30/97...............   3,000,000     2,987,264
  5.460%, 06/27/97...............   1,570,000     1,556,427
  5.470%, 07/09/97...............   2,000,000     1,979,032
  5.550%, 07/23/97...............     400,000       394,882
Federal National Mortgage
  Association Discount Notes
  5.260%, 05/29/97...............     335,000       333,630
  5.470%, 06/06/97...............     330,000       328,195
  5.280%, 06/10/97...............   1,120,000     1,113,429
  5.490%, 07/10/97...............   3,050,000     3,017,441
                                                -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $18,798,786)...............    18,798,786
                                                -----------

                                   PRINCIPAL
REPURCHASE AGREEMENTS -- 8.5%        AMOUNT        VALUE
                                   ----------   -----------
  Salomon Brothers/Chase
    Manhattan Bank 5.250%, dated
    04/30/97 due 05/01/97 in the
    amount of $1,828,000
    (amortized cost $1,828,000;
    fully collateralized by U.S.
    Treasury Notes 6.250%,
    04/30/01, value $1,865,608
    and U.S. Treasury Notes
    6.000%, 09/30/98, value
    $4,990)......................  $1,828,000   $ 1,828,000
                                                -----------
  TOTAL INVESTMENTS -- 100.3%
    (amortized cost $21,668,471).............    21,668,471
                                                -----------
  LIABILITIES NET OF CASH
    AND OTHER ASSETS -- (0.3%)...............       (58,955)
                                                -----------

  NET ASSETS -- 100.0%.......................   $21,609,516
                                                -----------
                                                -----------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                     MUNICIPAL     U.S. GOVERNMENT
                                                                                    MONEY FUND       MONEY FUND
                                                                                    -----------    ---------------
ASSETS:
  Investments in securities, at value
     (cost $21,732,935 and $21,668,471, respectively)............................   $21,732,935      $21,668,471
  Cash...........................................................................           549              769
  Interest receivable............................................................       144,590              268
  Reimbursement due from advisor.................................................         5,793            5,516
  Deferred organization costs (Note A)...........................................        68,126           68,126
                                                                                    -----------    ---------------
  Total assets...................................................................    21,951,993       21,743,150
                                                                                    -----------    ---------------
LIABILITIES:
  Payable to investment advisor..................................................         8,892            8,405
  Dividend payable...............................................................        30,481           40,777
  Accrued expenses and other liabilities.........................................        88,247           84,452
                                                                                    -----------    ---------------
  Total liabilities..............................................................       127,620          133,634
                                                                                    -----------    ---------------
NET ASSETS.......................................................................   $21,824,373      $21,609,516
                                                                                    -----------    ---------------
                                                                                    -----------    ---------------
NET ASSETS CONSIST OF:
  Capital paid-in................................................................   $21,824,373      $21,609,516
                                                                                    -----------    ---------------
  Shares outstanding.............................................................    21,824,373       21,609,516
                                                                                    -----------    ---------------
  Net asset value and redemption value per share.................................         $1.00            $1.00
                                                                                          -----            -----
                                                                                          -----            -----


STATEMENT OF OPERATIONS for the Period February 24, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                     MUNICIPAL     U.S. GOVERNMENT
                                                                                    MONEY FUND       MONEY FUND
                                                                                    -----------    ---------------
INVESTMENT INCOME:
  Interest.......................................................................   $   167,465      $   220,643
                                                                                    -----------    ---------------
     Total investment income.....................................................       167,465          220,643
                                                                                    -----------    ---------------
EXPENSES:
  Investment advisory fees (Note B)..............................................   $    18,402      $    16,311
  Distribution fees (Note B).....................................................        11,501           10,194
  Legal fees.....................................................................         2,400            2,000
  Transfer agent fees............................................................         5,400            4,400
  Custodian fees.................................................................         6,200            5,000
  Auditing fees..................................................................         2,500            2,000
  Printing fees..................................................................         1,500            1,200
  Trustees' fees.................................................................           500              500
  Registration fees..............................................................         1,400            1,200
  Miscellaneous..................................................................           178              214
  Amortization of organization costs (Note A)....................................         2,555            2,555
                                                                                    -----------    ---------------
     Total Expenses..............................................................        52,536           45,574
     Less expenses reimbursed by investment advisor..............................       (11,132)          (8,875)
                                                                                    -----------    ---------------
     Net expenses................................................................        41,404           36,699
                                                                                    -----------    ---------------
NET INVESTMENT INCOME............................................................       126,061          183,944
                                                                                    -----------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS...........................................   $   126,061      $   183,944
                                                                                    -----------    ---------------
                                                                                    -----------    ---------------

*Commencement of operations.

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                                                                     MUNICIPAL     U.S. GOVERNMENT
                                                                                    MONEY FUND        MONEY FUND
                                                                                    -----------    ---------------
                                                                                    PERIOD ENDED     PERIOD ENDED
                                                                                     04/30/97*        04/30/97*
                                                                                    -----------    ---------------
OPERATIONS:
  Net investment income..........................................................   $   126,061      $   183,944
                                                                                    -----------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income..............................................................      (126,061)        (183,944)
                                                                                    -----------    ---------------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE C.......................................    21,824,373       21,609,516
                                                                                    -----------    ---------------
  Total increase in net assets...................................................    21,824,373       21,609,516
NET ASSETS:
  Beginning of period............................................................            --               --
                                                                                    -----------    ---------------
  End of period..................................................................   $21,824,373      $21,609,516
                                                                                    -----------    ---------------
                                                                                    -----------    ---------------

*Commencement of operations was February 24, 1997.

See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)
--------------------------------------------------------------------------------
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust also consists of the Winthrop International Equity Fund and the Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end investment company. The Money Funds commenced operations on February 24, 1997.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost basis, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater

--------------------------------------------------------------------------------
  than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at April 30, 1997, was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with their organization. The costs are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

Commencing at the inception of each Fund through October 31, 1997, the Advisor has agreed to voluntarily reduce its management fees and the Advisor or its affiliates have agreed to reimburse operating expenses by the amount that total fund operating expenses exceed 0.90% of the average daily net assets of each Fund. After October 31, 1997, the Advisor or its affiliates may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary assumption of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $11,132 and $8,875, respectively, during the period ended April 30, 1997.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $1,000 per meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value authorized).

Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                                                      MUNICIPAL       U.S. GOVERNMENT
                                                                                     MONEY FUND         MONEY FUND
                                                                                   ---------------    ---------------
                                                                                    PERIOD ENDED       PERIOD ENDED
                                                                                   APRIL 30, 1997*    APRIL 30, 1997*
                                                                                   ---------------    ---------------
                                                                                       AMOUNT             AMOUNT
                                                                                   ---------------    ---------------
Shares sold.....................................................................    $  41,940,782      $  50,258,103
Shares issued through reinvestment of dividends.................................           90,143            116,695
                                                                                   ---------------    ---------------
                                                                                       42,030,925         50,374,798
                                                                                   ---------------    ---------------
Shares redeemed.................................................................      (20,206,552)       (28,765,282)
                                                                                   ---------------    ---------------
Net increase....................................................................    $  21,824,373      $  21,609,516
                                                                                   ---------------    ---------------
                                                                                   ---------------    ---------------

*Commencement of operations was February 24, 1997.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                     MUNICIPAL       U.S. GOVERNMENT
                                                                                    MONEY FUND         MONEY FUND
                                                                                  ---------------    ---------------
                                                                                   PERIOD ENDED       PERIOD ENDED
                                                                                     APRIL 30,          APRIL 30,
                                                                                      1997`D'            1997`D'
                                                                                  ---------------    ---------------

Net asset value, beginning of period...........................................       $  1.00            $  1.00
Net investment income..........................................................         0.005              0.008
Dividends from net investment income...........................................        (0.005)            (0.008)
                                                                                  ---------------    ---------------
Net asset value, end of period.................................................       $  1.00            $  1.00
                                                                                  ---------------    ---------------
                                                                                  ---------------    ---------------
Total return`D'`D'.............................................................          0.05%              0.08%
Ratio of expenses to average net assets(1)(2)..................................          0.90%              0.90%
Ratio of net investment income to average net assets(1)(2).....................          2.74%              4.51%
Net assets, end of period (000's omitted)......................................       $21,824            $21,610

 `D'   Commencement of operations was February 24, 1997.

`D'`D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

 (1)   Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets for the period ended 04/30/97, as follows: Municipal Money Fund, .24% (annualized) and U.S. Government Money Fund, .22% (annualized).

                     WINTHROP MONEY FUNDS
                        (800) 225-8011

                          TRUSTEES

G. Moffett Cochran                          Robert E. Fischer
Wilmot H. Kidd, III                            Martin Jaffe
                       John W. Waller, III

                           OFFICERS

         G. Moffett Cochran, Chairman and President
                James A. Engle, Vice President
     Martin Jaffee, Vice President, Secretary and Treasurer
             Marybeth B. Leithead, Vice President
            Brian A. Kammerer, Assistant Treasurer


                        INVESTMENT ADVISER

                   DLJ Investment Management Corp.
                 277 Park Avenue, New York, NY 10172


                             CUSTODIAN

                            Citibank, N.A.
                111 Wall Street, New York, NY 10043


                           TRANSFER AGENT

                           FPS Services, Inc.
                   P.O. Box 61503 (3200 Horizon Drive)
                      King of Prussia, PA 19406


                             DISTRIBUTOR

          Donaldson, Lufkin & Jenrette Securities Corporation
                 277 Park Avenue, New York, NY 10172

                         INDEPENDENT AUDITORS

                           Ernst & Young LLP
                 787 Seventh Avenue, New York, NY 10019

                             LEGAL COUNSEL

                  Skadden, Arps, Slate, Meagher & Flom
                  919 Third Avenue, New York, NY 10022



   This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.


WMF-2   6/97


                  [LOGO]
----------------------------------------------


       WINTHROP MUNICIPAL MONEY FUND
    WINTHROP U.S. GOVERNMENT MONEY FUND


              APRIL 30, 1997


       -----------------------------
                SEMI-ANNUAL
                  REPORT
       -----------------------------


               STATEMENT OF DIFFERENCES
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The dagger symbol shall be expressed as.............`D'
The double dagger symbol shall be expressed as......`DD'